Revenues that are Attributed to Countries Based on Location of Customers, Excluding Customers in Japan (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 27,234,521	¥ 25,691,911	¥ 22,064,192
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	9,405,305	7,919,832	6,790,453
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	2,555,368	2,495,829	1,901,118
Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	4,231,077	4,252,632	3,940,175
Other Countries
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 4,947,169	¥ 4,616,944	¥ 3,929,775